Shareholder Report, Line Graph (Details) 199963_Wilshire International Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 466,479	$ 438,875	$ 374,007	$ 459,646	$ 407,543	$ 348,854	$ 281,763	$ 321,597	$ 255,404	$ 250,000	$ 624,745
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	423,615	401,401	347,184	413,330	383,337	346,435	285,106	332,273	261,238	250,000	$ 560,810
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex-USA IMI Index Net (USD)
Accumulated Value	$ 423,368	$ 402,316	$ 347,959	$ 417,130	$ 384,360	$ 345,902	$ 284,386	$ 333,615	$ 261,017	$ 250,000	$ 558,696